CASH AND RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 619,554		$ 129,560
Total cash and restricted cash shown in the statement of cash flows.	619,554		129,560		$ 63,179
WILSON-DAVIS & CO., INC
Cash and cash equivalents	8,581,340	$ 9,094,381	8,287,084
Cash segregated - customers	21,746,235	26,764,260	36,927,721
Cash segregated - PAB	200,764	200,715	200,636
Total cash and restricted cash shown in the statement of cash flows.	$ 30,528,339	$ 36,059,356	$ 45,415,441	$ 59,249,523